Document And Entity Information	Feb. 21, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 21, 2024
Entity Registrant Name	Ryerson Holding Corporation
Entity Central Index Key	0001481582
Entity Emerging Growth Company	false
Entity File Number	001-34735
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1251524
Entity Address, Address Line One	227 W. Monroe St.
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	292-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value, 100,000,000 shares authorized
Trading Symbol	RYI
Security Exchange Name	NYSE
Amendment Description	Ryerson Holding Corporation (the “Company”) is filing this Current Report on Form 8-K/A solely to include Schedule 2 – Reconciliations of Net Income (Loss) Attributable to Ryerson Holding Corporation to EBITDA and Gross profit to Gross profit excluding LIFO (“Schedule 2”) in the press release announcing the Company's financial results for the fourth quarter and full year ended December 31, 2023, which was inadvertently omitted in the press release issued on February 21, 2024 (the “Original Press Release”).